INTANGIBLE ASSETS, NET (Schedule of Estimated Amortization Expense) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Estimated amortization expense
2020	$ 2,212
2021	1,938
2022	1,868
2023	1,571
Thereafter	12,252
Intangible assets, net	$ 19,841	$ 24,429